UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-2260
                                   --------

Value Line Leveraged Growth Investors, Inc.
-------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2005
                        ------------------

Date of reporting period: March 31, 2005
                          --------------

Item 1: Schedule of Investments.

Value Line Leveraged Growth Investors, Inc.

Schedule of Investments (unaudited)                              March 31, 2005
-------------------------------------------------------------------------------

                                                                     Value
Shares                                                           (in thousands)
-------------------------------------------------------------------------------

COMMON STOCKS (96.8%)

                    AUTO & TRUCK (0.6%)
             20,800 Oshkosh Truck Corp.                               $   1,706

                    BIOTECHNOLOGY (3.1%)
             73,600 Amgen, Inc.*                                          4,284
             70,900 Invitrogen Corp.*                                     4,906
                                                                      ---------
                                                                          9,190
                    BUILDING MATERIALS (1.9%)
            147,300 ElkCorp                                               5,665

                    CANADIAN ENERGY (1.6%)
             67,600 EnCana Corp.                                          4,761

                    CEMENT & AGGREGATES (0.5%)
             26,600 Florida Rock Industries, Inc.                         1,565

                    CHEMICAL - BASIC (3.0%)
            171,800 Lyondell Chemical Co.                                 4,797
            184,800 Olin Corp.                                            4,121
                                                                      ---------
                                                                          8,918
                    CHEMICAL - DIVERSIFIED (1.6%)
             80,000 Eastman Chemical Co.                                  4,720

                    COAL (3.0%)
            111,400 Joy Global, Inc.                                      3,906
            109,800 Peabody Energy Corp.                                  5,090
                                                                      ---------
                                                                          8,996
                    COMPUTER & PERIPHERALS (2.7%)
            114,200 Apple Computer, Inc.*                                 4,759
             88,200 Dell, Inc.*                                           3,389
                                                                      ---------
                                                                          8,148
                    COMPUTER SOFTWARE & SERVICES (9.3%)
            130,900 Anteon International Corp.*                           5,096
             77,900 Citrix Systems, Inc.*                                 1,856
            125,200 Cognizant Technology Solutions Corp. Class "A"*       5,784
            162,600 Macromedia, Inc.*                                     5,447
            100,700 Mercury Interactive Corp.*                            4,771
            387,400 Oracle Corp.*                                         4,835
                                                                      ---------
                                                                         27,789
                    DRUG (0.6%)
             30,400 Genzyme Corp.*                                        1,740

                    EDUCATIONAL SERVICES (0.6%)
             38,000 ITT Educational Services, Inc.*                       1,843

                    ELECTRICAL EQUIPMENT (2.4%)
             90,000 Rockwell Automation, Inc.                             5,097
             64,200 Thomas & Betts Corp.*                                 2,074
                                                                      ---------
                                                                          7,171
                    ELECTRICAL UTILITY - EAST (0.5%)
             57,100 Jabil Circuit, Inc.*                                  1,629

                    HOME APPLIANCES (0.5%)
             18,000 Toro Co. (The)                                        1,593

                    HOME BUILDING (7.9%)
             38,100 Beazer Homes USA, Inc.                                1,900
             49,600 D.R. Horton, Inc.                                     1,450
             30,200 Hovnanian Enterprises, Inc. Class "A"*                1,540
             27,100 KB Home                                               3,183
             21,100 M.D.C. Holdings, Inc.                                 1,470
              6,800 NVR, Inc.*                                            5,338
             29,100 Ryland Group, Inc.                                    1,805
             20,500 Standard Pacific Corp.                                1,470
             71,300 Toll Brothers, Inc.*                                  5,622
                                                                      ---------
                                                                         23,778
                    HOTEL/GAMING (0.5%)
             22,900 Station Casinos, Inc.                                 1,547

                    INDUSTRIAL SERVICES (0.5%)
            123,000 TeleTech Holdings, Inc.*                              1,589

                    INFORMATION SERVICES (2.6%)
            105,300 Advisory Broad Co. (The)*                             4,602
             22,500 Getty Images, Inc.*                                   1,600
             18,600 Moody's Corp.                                         1,504
                                                                      ---------
                                                                          7,706
                    INSURANCE - LIFE (0.6%)
             29,600 Prudential Financial, Inc.                            1,699

                    INTERNET (0.6%)
             47,600 CheckFree Corp.*                                      1,940

                    MACHINERY (2.1%)
             60,000 Actuant Corp. Class "A"*                              2,695
            265,000 Columbus McKinnon Corp.                               3,609
                                                                      ---------
                                                                          6,304
                    MARITIME (0.7%)
            106,500 OMI Corp.                                             2,040

                    MEDICAL SERVICES (4.2%)
             28,400 Aetna, Inc.                                           2,129
            152,300 Community Health Systems, Inc.*                       5,317
             24,600 PacifiCare Health Systems, Inc.*                      1,400
             35,600 Triad Hospitals, Inc.*                                1,783
             20,400 UnitedHealth Group, Inc.                              1,946
                                                                      ---------
                                                                         12,575
                    MEDICAL SUPPLIES (1.8%)
             91,400 Affymetrix, Inc.*                                     3,916
             23,900 C.R. Bard, Inc.                                       1,627
                                                                      ---------
                                                                          5,543
                    METAL FABRICATING (1.0%)
             76,700 Lone Star Technologies, Inc.*                         3,024

                    METALS & MINING - DIVERSIFIED (2.3%)
             70,000 Allegheny Technologies, Inc.                          1,688
            137,100 Teck Cominco Ltd. Class "B"                           5,083
                                                                      ---------
                                                                          6,771

                    NATURAL GAS - DIVERSIFIED (3.1%)
             50,000 EOG Resources, Inc.                                   2,437
             93,600 Southwestern Energy Co.*                              5,313
             49,600 XTO Energy, Inc.                                      1,629
                                                                      ---------
                                                                          9,379
                    OILFIELD SERVICES/EQUIPMENT (1.7%)
            115,800 Cal Dive International, Inc.*                         5,246

                    PETROLEUM PRODUCING (0.7%)
             39,800 Berry Petroleum Co. Class "A"                         2,048

                    PHARMACY SERVICES (1.6%)
            105,600 Walgreen Co.                                          4,691

                    PRECISION INSTRUMENT (0.6%)
             34,700 Kronos, Inc.*                                         1,774

                    RAILROAD (3.2%)
             30,900 Canadian National Railway Co.                         1,956
             40,000 CSX Corp.                                             1,666
            158,700 Norfolk Southern Corp.                                5,880
                                                                      ---------
                                                                          9,502
                    RESTAURANT (3.9%)
            124,400 CKE Restaurants, Inc.*                                1,972
             62,300 Darden Restaurants, Inc.                              1,912
             32,200 P.F. Chang's China Bistro, Inc.*                      1,926
             69,100 Panera Bread Co. Class "A"*                           3,906
             57,400 Sonic Corp.*                                          1,917
                                                                      ---------
                                                                         11,633

                    RETAIL AUTOMOTIVE (0.5%)
             50,000 CarMax, Inc.*                                         1,575

                    RETAIL BUILDING SUPPLY (3.5%)
             87,100 Building Materials Holding Corp.                      3,874
            133,100 Home Depot, Inc.                                      5,090
             27,800 Lowe's Corp., Inc.                                    1,587
                                                                      ---------
                                                                         10,551
                    RETAIL - SPECIAL LINES (5.4%)
             28,100 Abercrombie & Fitch Co. Class "A"                     1,609
            180,800 American Eagle Outfitters, Inc.                       5,343
             59,300 Chico's FAS, Inc.*                                    1,676
             32,800 Coach, Inc.*                                          1,858
            119,800 Urban Outfitters, Inc.*                               5,747
                                                                      ---------
                                                                         16,233
                    RETAIL STORE (1.4%)
             30,800 Kohl's Corp.*                                         1,590
             27,400 Neiman Marcus Group, Inc. Class "A"                   2,508
                                                                      ---------
                                                                          4,098
                    SECURITIES BROKERAGE (1.1%)
             41,700 Legg Mason, Inc.                                      3,259

                    SEMICONDUCTOR (1.9%)
            141,200 QLogic Corp.*                                         5,719

                    SHOE (0.6%)
             40,800 Reebok International Ltd.                             1,808

                    STEEL - GENERAL (4.4%)
             22,500 Cleveland-Cliffs, Inc.                                1,639
            160,900 Commercial Metals Co.                                 5,453
             33,200 Nucor Corp.                                           1,911
             75,600 Quanex Corp.                                          4,031
                                                                      ---------
                                                                         13,034
                    STEEL - INTEGRATED (1.4%)
            385,500 AK Steel Holding Corp.*                               4,264

                    TELECOMMUNICATIONS EQUIPMENT (2.5%)
            133,300 Harmonic, Inc.*                                       1,275
            162,800 Marvell Techonology Group Ltd.*                       6,242
                                                                      ---------
                                                                          7,517
                    TRUCKING (1.1%)
             64,000 Swift Transportation Co., Inc.*                       1,417
             33,900 Yellow Roadway Corp.*                                 1,984
                                                                      ---------
                                                                          3,401
                    WIRELESS NETWORKING (1.5%)
            149,100 Itron, Inc.*                                          4,420

                    TOTAL COMMON STOCKS  AND TOTAL INVESTMENT
                       SECURITIES (96.8%)
                       (Cost $268,257,000)                            $ 290,102
                                                                      ---------

                                                                                                 Value
     Principal                                                                               (in thousands
      Amount                                                                                   except per
  (in thousands)                                                                             share amount)
----------------------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENTS** (4.1%)
                       (including accrued interest)
       $ 5,800      Collaterized by $4,005,000 U.S. Treasury Notes 9.875%, due
                       11/15/15, with a value of $5,918,286 (with Morgan Stanley,
                       2.40%, dated 3/31/2005, due 4/1/05, delivery
                       value $5,800,387)                                                                  5,800
         6,500      Collaterized by $6,076,000 U.S. Treasury Notes 5.50%, due
                       8/15/28, with a value of $6,631,180 (with UBS Warburg, LLC,
                       2.50%, dated 3/31/2005, due 4/1/05, delivery
                       value $6,500,451)                                                                  6,500
                    TOTAL REPURCHASE AGREEMENTS
                                                                                             ------------------
                       (Cost $12,300,000)                                                                12,300

                    EXCESS OF LIABILITIES OVER
                       CASH AND OTHER ASSETS (-0.9%)                                                     (2,792)
                                                                                             ------------------

                    NET ASSETS (100%)                                                        $          299,609
                                                                                             ==================


                    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                       PER OUTSTANDING SHARE
                       ($299,609,438 / 12,029,627 shares of
                       capital stock outstanding)                                            $            24.91
                                                                                             ==================

Glossary:
* Non-Income producing.
** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

The Fund's unrealized appreciation/depreciation as of March 31, 2005 was as follows:

                                                                 Total Net
                                                                Unrealized
    Total Cost           Appreciation     Depreciation         Appreciation
-------------------------------------------------------------------------------
  $ 280,557,000          $26,688,000      $(4,843,000)         $ 21,845,000
-------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    05/26/2005
         --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         ----------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ David T. Henigson
         ----------------------------------------------
         David T. Henigson, Vice President, Treasurer, Principal Financial
         Officer

Date:    05/26/2005
         -----------------------